Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 328,305	$ 1,075,602
Prepaid Expenses	89,684	474,291
Receivable from Related Party	50,000
Total Current Assets	467,989	1,549,893
Other Assets
Cash and marketable securities held in Trust Account	110,443,335	107,102,449
Total Assets	110,911,324	108,652,342
Current Liabilities
Accounts payable	324,829	34,444
Accrued expenses	989,026	212,000
Notes payable related party	2,150,000
Total current liabilities	3,463,855	246,444
Deferred Underwriting Commissions	3,150,000	3,150,000
Total Liabilities	6,613,855	3,396,444
Class A common Stock subject to possible redemption, 10,500,000 shares (at redemption value of approximately $10.52 and $10.20 per share) at December 31, 2022 and 2021, respectively	110,443,335	107,100,000
Shareholders’ Deficit
Preferred Stock, $0.0001 par value; 1,250,000 shares authorized; none issued and outstanding as of December 31, 2022 and 2021
Additional paid-in-capital	(3,380,265)	(1,280,265)
Accumulated deficit	(2,765,874)	(564,110)
Total Shareholders’ Deficit	(6,145,866)	(1,844,102)
Total Liabilities and Shareholders’ Deficit	110,911,324	108,652,342
Common Class A [Member]
Shareholders’ Deficit
Common stock value	10	10
Common Class B [Member]
Shareholders’ Deficit
Common stock value	263	263
Ocean Biomedical Inc [Member]
Current Assets
Cash	34,000	60,000
Deferred offering costs	1,808,000	19,000
Total Current Assets	1,842,000	79,000
Other Assets
Total Assets	1,842,000	79,000
Current Liabilities
Accounts payable and accrued expenses	11,440,000	6,562,000
Notes payable related party
Accrued expenses-related party	445,000	179,000
Short term loans, net of issuance costs	776,000
Total current liabilities	12,661,000	6,741,000
Commitments and Contingencies
Shareholders’ Deficit
Additional paid-in-capital	70,770,000	57,567,000
Accumulated deficit	(81,589,000)	(64,229,000)
Total Shareholders’ Deficit	(10,819,000)	(6,662,000)
Total Liabilities and Shareholders’ Deficit	$ 1,842,000	$ 79,000